Other financial liabilities designated at fair value (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Entity [Table]
Financial liabilities related to unit-linked investment contracts	$ 21,466	$ 20,975
Securities financing transactions	6,377	7,317
Over-the-counter debt instruments	2,128	2,060
Other	103	35
Total other financial liabilities designated at fair value	30,074	30,387
of which: life-to-date own credit (gain) / loss	32	36
UBS AG
Entity [Table]
Financial liabilities related to unit-linked investment contracts	21,466	20,975
Securities financing transactions	6,377	7,317
Over-the-counter debt instruments	2,128	2,060
Funding from UBS Group AG and its subsidiaries	2,340	1,375
Other	103	46
Total other financial liabilities designated at fair value	32,414	31,773
of which: life-to-date own credit (gain) / loss	$ 172	$ 148